Selling, general and administrative expenses	12 Months Ended
Mar. 31, 2020
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Selling, general and administrative expenses [text block]
25.	Selling, general and administrative expenses

	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018

Personnel expenses	1,573,512	1,474,755	1,441,496
Marketing and promotion expenses	249,043	267,241	301,072
Administrative and other expenses*#	2,691,091	3,132,624	2,652,246
	4,513,646	4,874,620	4,394,814
# Includes Contract associates costs
Attributable to cost of goods sold and services rendered	308,494	360,556	293,611
Attributable to selling, general and administrative expenses	80,246	101,363	127,417

* Includes net foreign exchange loss of ₹ 2,975, ₹ 51,936 and ₹ Nil for the years ended March 31, 2020, 2019 and 2018 respectively